ALLOWANCE FOR CREDIT LOSSES (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years
Changes in the allowance by loan category as of December 31 were as follows:

	2023
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$42,313	$3,571	$13,527	$41,106	$12,684	$12,447	$4,945	$2,384	$132,977
Provision for credit losses	19,647	13,162	(2,524)	(3)	5,196	600	5,944	1,052	43,074
Gross charge-offs	(19,175)	(4,423)	0	(8,723)	(39)	(340)	(6,442)	(1,173)	(40,315)
Recoveries	1,534	55	0	2,523	247	615	441	282	5,697
Total net charge-offs	(17,641)	(4,368)	0	(6,200)	208	275	(6,001)	(891)	(34,618)
Ending allowance for credit losses	$44,319	$12,365	$11,003	$34,903	$18,088	$13,322	$4,888	$2,545	$141,433

	2022
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Balance at beginning of year	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992
Provision for credit losses	3,221	2,041	1,653	(12,951)	6,509	2,066	5,232	(1,040)	6,731
Gross charge-offs	(5,899)	(152)	0	(3,667)	(224)	(160)	(1,549)	(907)	(12,558)
Recoveries	939	49	0	4,304	174	898	165	283	6,812
Total net charge-offs	(4,960)	(103)	0	637	(50)	738	(1,384)	(624)	(5,746)
Ending allowance for credit losses	$42,313	$3,571	$13,527	$41,106	$12,684	$12,447	$4,945	$2,384	$132,977

	2021
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction real estate	Commercial real estate	Residential real estate	Home equity	Installment	Credit card	Total
Allowance for credit losses
Beginning balance, prior to adoption of ASC 326	$51,454	$995	$21,736	$76,795	$8,560	$11,869	$1,215	$3,055	$175,679
Purchase accounting ACL for PCD	0	17	0	0	0	0	0	0	17
Provision for credit losses	6,606	621	(8,367)	(14,689)	(2,436)	(2,376)	65	1,552	(19,024)
Gross charge-offs	(15,620)	0	(1,498)	(13,471)	(127)	(1,073)	(334)	(780)	(32,903)
Recoveries	1,612	0	3	4,785	228	1,223	151	221	8,223
Total net charge-offs	(14,008)	0	(1,495)	(8,686)	101	150	(183)	(559)	(24,680)
Ending allowance for credit losses	$44,052	$1,633	$11,874	$53,420	$6,225	$9,643	$1,097	$4,048	$131,992